UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way
         Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     August 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $597,907 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    56332   911513 SH       SOLE                   911513        0        0
CAPITALSOURCE INC              COM              14055X102      139    20750 SH       SOLE                    20750        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     2147  2142000 PRN      SOLE                  2142000        0        0
CARDINAL HEALTH INC            COM              14149Y108    28301   673832 SH       SOLE                   673832        0        0
CLOROX CO DEL                  COM              189054109    19681   271609 SH       SOLE                   271609        0        0
COMCAST CORP NEW               CL A             20030N101    34477  1078406 SH       SOLE                  1078406        0        0
ECOLAB INC                     COM              278865100    61315   894723 SH       SOLE                   894723        0        0
EXPEDITORS INTL WASH INC       COM              302130109    41523  1071570 SH       SOLE                  1071570        0        0
MICROSOFT CORP                 COM              594918104    58247  1904115 SH       SOLE                  1904115        0        0
NEKTAR THERAPEUTICS            COM              640268108      174    21500 SH       SOLE                    21500        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1883  1878000 PRN      SOLE                  1878000        0        0
NIKE INC                       CL B             654106103    70775   806275 SH       SOLE                   806275        0        0
PAYCHEX INC                    COM              704326107    62520  1990457 SH       SOLE                  1990457        0        0
PROGRESSIVE CORP OHIO          COM              743315103    58621  2814242 SH       SOLE                  2814242        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      785    26800 SH       SOLE                    26800        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106      223     4500 SH       SOLE                     4500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    18748   238045 SH       SOLE                   238045        0        0
US BANCORP DEL                 COM NEW          902973304      310     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    19659   247377 SH       SOLE                   247377        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      529    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    61518  1839650 SH       SOLE                  1839650        0        0